BUSINESS COMBINATION (Carrying Value of Noncontrolling Interest) (Details) € in Thousands, ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 CNY (¥)
Redeemable noncontrolling interest		¥ 22,052			$ 3,389		¥ 0
Multi Group [Member]
Noncontrolling interest-valuation	[1]	2,915			22,595	€ 3,472
Total comprehensive income attributable to noncontrolling interest		(70)	$ (543)	€ (83)
Redeemable noncontrolling interest		¥ 2,845			$ 22,052	€ 3,389

[1]	Noncontrolling interest in EUR was evaluated by third party appraiser as of the acquisition day. The calculation of RMB amount was based on the exchange rate of 1.00 EUR to 7.7514 RMB at the acquisition date.